Loans	12 Months Ended
Sep. 30, 2022
Loans
Loans

Note 9 - Loans

Short-term and long-term loans from the Company’s continuing operations consist of the following:

	As of	As of
	September 30,	September 30,
	2022	2021
Short-term loan
Zhejiang Mintai Commercial Bank (Hangzhou Branch) (1)	-	$2,172,766
Total short-term loan	-	2,172,766
Long-term loans - current portion
Bank of Beijing (Hangzhou Branch) (2)	$1,124,622	-
China Resources Shenzhen Investment Trust Co., Ltd. (3) and (5)	159,321	-
Jiangsu Suning Bank (4)	140,578	-
Huaneng Guicheng Trust Co., Ltd. (6)	80,832	-
Total long-term loans - current portion	1,505,353	-

Long-term loans - non-current portion
Jiangsu Suning Bank (4)	140,578	-
China Resources Shenzhen Investment Trust Co., Ltd. (5)	93,719	142,264
Huaneng Guicheng Trust Co., Ltd. (6)	57,988	-
Total long-term loans - non-current portion	292,285	142,264

Total short-term and long-term loans	$1,797,638	$2,315,030

___________

(1)  The loan in the amount of RMB14 million ($2 million) from Zhejiang Mintai Commercial Bank (Hangzhou Branch), was facilitated on August 5, 2021 through Nongyuan, a subsidiary of the Company, as working capital for nine months, with the original maturity of July 5, 2022 at an annual effective interest rate of 7.056%. This loan was fully repaid on maturity.

The loan is guaranteed by Ci Ge Ma Holdings (Hangzhou) Co., Ltd., and Aijiang Wang and is secured by a real property owned by Xinyang Wang, the 100% shareholder of Nongyuan Network.

(2)  On April 6, 2022, Nongyuan, a subsidiary of the Company, entered into a secured revolving loan agreement with Bank of Beijing (Hangzhou Branch) borrowing RMB8 million ($1.1 million) as working capital with original maturity of April 5, 2026 at an annual effective interest rate of 4.8%. The loans of RMB8 million ($1.1 million) were drawn down on April 21, 2022 which has a maturity date on April 20, 2023.

The loan is guaranteed by Ms Xinyang Wang, the 100% shareholder of Nongyuan Network, for up to RMB16 million ($2.2 million) of the outstanding principal and interest and is collateralized by a property owned by Ms Xinyang Wang which has a valuation of RMB19.2 million ($2.7 million).

(3)  The revolving loan in the amount of RMB1 million ($157,746) from China Resources Shenzhen Investment Trust Co., Ltd., was facilitated on April 30, 2021 through Farmmi Food, a subsidiary of the Company, as working capital for two years, with the original maturity of April 28, 2023 at an annual effective interest rate of 10.8%. As of September 30, 2022, the outstanding amount of the revolving loan was RMB0.3 million (approximately $46,859).

This revolving loan is guaranteed by a related party, Mr. Dehong Zhang, a legal representative of Farmmi Food.

(4)  On September 2, 2022, Farmmi Technology, a subsidiary of the Company, entered into a secured loan agreement with Jiangsu Suning Bank borrowing RMB2 million (approximately $281,156) as working capital with original maturity of August 29, 2027 at an annual effective interest rate of 12%. Principal repayment is required to be repaid on a monthly basis, of which RMB1 million ($0.1 million) will be due within one year while the remaining principal will be due over one year.

This loan is guaranteed by the CEO of the Company, Ms Yefang Zhang on the outstanding principal and interest.

(5)  On July 1, 2022, Farmmi Agricultural, a subsidiary of the Company, entered into two secured loan agreements with China Resources Shenzhen Investment Trust Co., Ltd. borrowing RMB1.6 million ($0.2 million) as working capital with original maturity of July 1, 2024 at an annual effective interest rate of 14.4%. Principal repayment is required to be repaid on a monthly basis, of which RMB1.4 million ($0.2 million) will be due within one year while the remaining principal will be due over one year.

These loans are guaranteed by a related party, Mr. Dehong Zhang, a legal representative of Farmmi Agricultural for up to RMB3 million ($0.4 million) of the outstanding principal and interest.

(6)  On August 14, 2022, Farmmi Agricultural, a subsidiary of the Company, entered into two secured loan agreements with Huaneng Guicheng Trust Co., Ltd. borrowing RMB1.2 million ($0.2 million) as working capital with original maturity of August 1, 2024 at an annual effective interest rate of 14.4%. Principal repayment is required to be repaid on a monthly basis, of which RMB0.6 million ($0.08 million) will be due within one year while the remaining principal will be due over one year.

These loans are guaranteed by a related party, Mr. Dehong Zhang, a legal representative of Farmmi Agricultural for up to RMB3 million ($0.4 million) of the outstanding principal and interest.

Interest expenses amounted to $134,144, $53,009 and $166,089 for the years ended September 30, 2022, 2021 and 2020, respectively.